Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs
Capitalized Costs

	December 31, 2019	December 31, 2018
	RMB	RMB
The Group
Property costs and producing assets	1,820,481	1,692,861
Support facilities	440,722	420,505
Construction-in-progress	149,068	119,501

Total capitalized costs	2,410,271	2,232,867
Accumulated depreciation, depletion and amortization	(1,429,389)	(1,312,907)

Net capitalized costs	980,882	919,960

Equity method investments
Share of net capitalized costs of associates and joint ventures	24,785	25,963